Cash and cash equivalents	12 Months Ended
Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents	Note 10 — Cash and cash equivalents

	As of March 31,
	2022	2021
Cash at bank	21,756	17,621

Cash and cash equivalents for the purposes of the consolidated statement of cash flows are as above. There are no cash equivalents as of March 31, 2022 and 2021.